SUPPLEMENT DATED OCTOBER 29, 1999
               TO THE PROSPECTUS DATED MAY 1, 1999

                        CARILLON ACCOUNT


Effective October 29, 1999, the prospectus for Carillon Account dated May 1, 1999 is amended by including as a part thereof the following information:

The following two Subaccounts of Carillon Account are no longer available as Investment Options:

   -  the Capital Subaccount (which invested in the Carillon Fund
      Capital Portfolio); and

   -  the Capital Appreciation Subaccount (which invested in the
      American Century VP Capital Appreciation Portfolio).













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